Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 334,394		$ 254,347		$ 581,291	$ 520,066
Other comprehensive (loss) income:
Net change in fair value of derivatives (Note 10), net of tax of $8,348, $(941), $13,440 and $(4,044), respectively	(58,430)		6,590		(94,076)	28,311
Total other comprehensive (loss) income	(58,430)		6,590		(94,076)	28,311
Comprehensive income	275,964	$ 211,251	260,937	$ 287,440	487,215	548,377
Comprehensive income attributable to non-controlling interest	(2,934)		(107)		(15,645)	(427)
Total comprehensive income attributable to AerCap Holdings N.V.	$ 273,030		$ 260,830		$ 471,570	$ 547,950